OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Securities - FVTPL	$ 2,200	$ 1,612
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	1,154	756
Convertible Preferred Units Of US Hospitality Company
Disclosure of financial assets [line items]
Securities - FVTPL	$ 0	$ 447
Percent of dividend rate (percent)	7.50%
Additional Convertible Preferred Units Of US Hospitality Company
Disclosure of financial assets [line items]
Percent of dividend rate (percent)	5.00%